Goodwill and Intangible Assets - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 D&I Silica, LLC	Mar. 31, 2014 D&I Silica, LLC	Jun. 10, 2013 D&I Silica, LLC	Dec. 31, 2012 D&I Silica, LLC
Goodwill And Intangible Assets [Line Items]
Goodwill acquired during period				$ 33,745
Goodwill arising from acquisition	33,745		33,745	33,745	33,745	33,745	0
Amortization of intangible assets	$ 2,536	$ 0	$ 3,687	$ 3,687
Weighted average remaining life of intangible assets	12 years		13 years